INCOME TAX EXPENSE (Tables)	6 Months Ended
Jun. 30, 2024
INCOME TAX EXPENSE
Schedule of components of income tax expense

	For the Six Months Ended June 30,
	2023	2024
	US$	US$
Loss before income tax	(1,795,670)	(17,010,328)
Income tax expense	2,313,136	1,388
Effective income tax rate	(128.82)%	(0.01)%